First Trust SkyBridge Crypto Industry and Digital Economy ETF Expense Example, No Redemption - First Trust SkyBridge Crypto Industry and Digital Economy ETF - First Trust SkyBridge Crypto Industry and Digital Economy ETF
Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	$ 1,049